Shareholders' equity and dividends - narrative (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2019 NOK (kr) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 NOK (kr) $ / shares shares	Feb. 04, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares
Total number of shares issued | shares	3,338,661,219		3,338,661,219		3,338,661,219		3,338,661,219
Dividends declared per share | $ / shares	$ 0.27
Increase (decrease) through treasury share transactions, equity		$ (500,000,000)
United States Dollar (USD) [Member]
Share capital					$ 1,184,547,766		$ 1,184,547,766
Dividends declared per share | $ / shares		$ 1.04	$ 0.92
Norwegian kroner (NOK) [Member]
Share capital | kr	$ 8,346,653,047.5		$ 8,346,653,047.5
Nominal value per share | $ / shares					$ 2.5		$ 2.5
Share buyback programme [Member]
Treasury shares purchased		$ 442,000,000
Number of shares outstanding | shares	23,578,410		0		23,578,410		0
Treasury Shares						$ 5,000,000,000
Share buyback programme [Member] | Share-based Payment Arrangement, Tranche One [Member]
Increase (decrease) through treasury share transactions, equity		$ (500,000,000)
Treasury Shares				$ 1,500,000,000
Agreement to buy treasury shares					$ 500,000,000
Share buyback programme [Member] | Share-based Payment Arrangement, Tranche One [Member] | Norwegian State [Member]
Agreement to buy treasury shares					$ 1,000,000,000